Critical Accounting Estimates and Judgments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Critical accounting estimates and judgments [line items]
Impairment losses on goodwill	¥ 0	¥ 62,624	¥ 28,607
Provision	200,053	194,818	213,250
Net assets of retirement benefits	129,976	232,456
Deferred tax assets	102,198	37,073
Net total of deferred tax assets and liabilities amounted to net liabilities	(36,015)	230,292	321,493
Allowance for loan losses	706,405	604,988	491,676	¥ 680,456
Impairment losses on other intangible assets	28,689	4,041	7,059
Increase in Provision for Loan Losses	¥ 124,300
Covid19 Pandemic [member]
Critical accounting estimates and judgments [line items]
Percentage of Japanese Growth Rate	1.30%
Percentage of Global Gross Domestic Product	2.90%
Provision for interest repayment [member]
Critical accounting estimates and judgments [line items]
Provision	¥ 143,429	¥ 148,409	¥ 145,179
Minimum [member] | Covid19 Pandemic [member]
Critical accounting estimates and judgments [line items]
Impact on Credit Risk and Losses	(2.00%)
Maximum [member] | Covid19 Pandemic [member]
Critical accounting estimates and judgments [line items]
Impact on Credit Risk and Losses	(3.00%)
Interest Rate Restriction Act [member] | Minimum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	15.00%
Interest Rate Restriction Act [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	20.00%
Act regulating the receipt of contributions, receipt of deposits and interest rates [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	29.20%